EL POLLO LOCO HOLDINGS, INC.

3535 Harbor Boulevard, Suite 100

Costa Mesa, CA 92626

(714) 599-5000

March 11, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	El Pollo Loco Holdings, Inc. (File No. 001-36556)
Annual Report on Form 10-K for the fiscal year ended December 30, 2015
General Instruction D(3)

Ladies and gentlemen:

On behalf of El Pollo Loco Holdings, Inc., I am transmitting for filing via EDGAR the registrant’s Annual Report on Form 10-K for the fiscal year ended December 30, 2015.

Pursuant to General Instruction D(3) to Form 10-K, please be advised that the registrant’s financial statements in the report do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Please do not hesitate to contact me at (714) 599-5234 with any questions or comments.

Sincerely,

/s/ Laurance Roberts
Laurance Roberts
Chief Financial Officer